Offsetting financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Offsetting financial assets and liabilities [abstract]
Summary of Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
2019		Gross amounts of recognised financial assets	Gross amounts of recognised financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position		Net amount
					Financial instruments	Cash and financial instru-ments received as collateral
Statement of financial position line item	Financial instrument
Loans and advances to banks	Reverse repurchase, securities borrowing and similar agreements	868		868	21	738	109
		868	–	868	21	738	109
Financial assets at fair value through profit or loss
Trading assets	Derivatives	19,766	–3,851	15,914	13,725	3	2,186
Trading and Non-trading	Reverse repurchase, securities borrowing and similar agreements	57,328	–20,545	36,783	50	36,553	181
		77,094	–24,396	52,698	13,774	36,556	2,368
Non-trading derivatives	Derivatives	54,689	–53,321	1,368	1,167	–	201
		54,689	–53,321	1,368	1,167	–	201

Loans and advances to customers	Debit balances on customer accounts	169,313	–166,624	2,689	1,422	813	454
		169,313	–166,624	2,689	1,422	813	454

Other items where offsetting is applied in the statement of financial position		9,787	–9,423	364	15		349

Impact of enforceable master netting arrangements or similar arrangements [1]	Derivatives				–4,380	3,965	415
	Other				–3		3
					–4,383	3,965	418
Total financial assets		311,750	–253,764	57,986	12,016	42,072	3,898

1 The line ‘Impact of enforceable master netting agreements or similar arrangements’ contains derivative positions under the same master netting arrangements being presented in different statement of financial position line items.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
2018		Gross amounts of recognised financial assets	Gross amounts of recognised financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position		Net amount
					Financial instruments	Cash and financial instru-ments received as collateral
Statement of financial position line item	Financial instrument
Loans and advances to banks	Reverse repurchase, securities borrowing and similar agreements	1,947		1,947		1,838	109
	Other	0	–0	0			0
		1,947	–0	1,947		1,838	109
Financial assets at fair value through profit or loss
Trading assets	Derivatives	17,181	–1,012	16,168	14,664	2	1,502
Trading and non-trading	Reverse repurchase, securities borrowing and similar agreements	76,983	–18,337	58,647	1,102	57,304	240
		94,164	–19,349	74,815	15,766	57,307	1,742
Non-trading derivatives	Derivatives	41,263	–39,648	1,615	1,520	–0	96

Loans and advances to customers	Reverse repurchase, securities borrowing and similar agreements	223	–223
	Debit balances on customer accounts	161,730	–159,596	2,134	1,166	605	363
		161,953	–159,819	2,134	1,166	605	363

Other items where offsetting is applied in the statement of financial position		5,705	–5,193	512	1		510

Impact of enforceable master netting arrangements or similar arrangements[1]	Derivatives				–5,041	3,518	1,523
	Other				–0		0
					–5,041	3,518	1,523
Total financial assets		305,032	–224,008	81,023	13,412	63,267	4,344

1 The line ‘Impact of enforceable master netting agreements or similar arrangements’ contains derivative positions under the same master netting arrangements being presented in different statement of financial position line items.

Summary of Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
					Related amounts not offset in the statement of financial position
2019		Gross amounts of recognised financial liabilities	Gross amounts of recognised financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Financial instruments	Cash and financial instruments pledged as collateral	Net amount
Statement of financial position line item	Financial instrument
Deposits from banks	Repurchase, securities lending and similar agreements	26		26	26	21	–21
		26		26	26	21	–21
Customer deposits	Repurchase, securities lending and similar agreements
	Corporate deposits	5,783	–5,432	351			351
	Credit balances on customer accounts	175,490	–161,193	14,297	1,419		12,878
		181,273	–166,624	14,649	1,419		13,230
Financial liabilities at fair value through profit or loss
Trading liabilities	Derivatives	20,935	–3,842	17,093	16,073	6	1,014
Trading and Non-trading	Repurchase, securities lending and similar agreements	56,818	–20,545	36,273	50	35,787	436
		77,752	–24,386	53,366	16,123	35,793	1,450
Non-trading derivatives	Derivatives	55,194	–53,823	1,371	1,177	191	3

Other items where offsetting is applied in the statement of financial position		9,200	–8,930	269	11		258

Impact of enforceable master netting arrangements or similar arrangements [1]	Derivatives				–6,731	7,620	–889
	Other				–8		8
					–6,739	7,620	–881
Total financial liabilities		323,445	–253,764	69,681	12,016	43,625	14,040

1 The line ‘Impact of enforceable master netting agreements or similar arrangements’ contains derivative positions under the same master netting arrangements being presented in different statement of financial position line items.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
					Related amounts not offset in the statement of financial position
2018		Gross amounts of recognised financial liabilities	Gross amounts of recognised financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Financial instruments	Cash and financial instruments pledged as collateral	Net amount
Statement of financial position line item	Financial instrument
Deposits from banks	Repurchase, securities lending and similar agreements	36	–36	–0			–0
	Other	0	–	0	0		–
		37	–36	0	0		–0
Customer deposits	Repurchase, securities lending and similar agreements	224	–186	37		37
	Corporate deposits	9,567	–9,078	489			489
	Credit balances on customer accounts	161,552	–150,518	11,034	1,166	4	9,864
		171,343	–159,782	11,561	1,166	42	10,353
Financial liabilities at fair value through profit or loss
Trading liabilities	Derivatives	17,105	–1,021	16,084	15,301	2	781
	Repurchase, securities lending and similar agreements	64,324	–18,337	45,987	1,102	44,801	85
	Other
		81,429	–19,357	62,071	16,403	44,803	866

Non-trading derivatives	Derivatives	42,675	–41,198	1,477	1,312	178	–13

Other items where offsetting is applied in the statement of financial position		4,353	–3,634	718	–4		723
Impact of enforceable master netting arrangements or similar arrangements [1]	Derivatives				–5,464	5,773	–309
	Other				–0		0
					–5,464	5,773	–309
Total financial liabilities		299,836	–224,008	75,827	13,412	50,796	11,619

1 The line ‘Impact of enforceable master netting agreements or similar arrangements’ contains derivative positions under the same master netting arrangements being presented in different statement of financial position line items.